Cover	Jan. 10, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 10, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41153
Entity Registrant Name	ALPHA STAR ACQUISITION CORPORATION
Entity Central Index Key	0001865111
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	80 Broad Street
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	(212)
Local Phone Number	837-7977
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share, par value $0.001, one redeemable warrant to purchase one-half ordinary share and one right to acquire 1/7 of an ordinary share
Title of 12(b) Security	Units, each consisting of one ordinary share, par value $0.001
Trading Symbol	ALSAU
Security Exchange Name	NASDAQ
Ordinary Share, par value $0.001
Title of 12(b) Security	Ordinary Share, par value $0.001
Trading Symbol	ALSA
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one-half of an ordinary share
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one-half of an ordinary share
Trading Symbol	ALSAW
Security Exchange Name	NASDAQ
Rights, each to receive one-seventh (1/7) of one ordinary share
Title of 12(b) Security	Rights, each to receive one-seventh (1/7) of one ordinary share
Trading Symbol	ALSAR
Security Exchange Name	NASDAQ